Filed pursuant to Rule 497(a) File No. 333-220385 Rule 482ad Capital Southwest Corporation Q1 2019 Earnings Presentation August 7, 2018 5400 Lyndon B. Johnson Freeway, Suite 1300  | Dallas, Texas 75240  | 214.238.5700  | capitalsouthwest.com

Forward‐Looking Statements • This presentation contains forward‐looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward‐looking statements. Forward‐looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward‐looking statements included in this presentation. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10‐K for the fiscal year ended March 31, 2018 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward‐looking statements. Capital Southwest does not assume any obligation to revise or to update these forward‐looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 2

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 3

CSWC Company Overview CSWC is a middle‐market lending firm focused on supporting the acquisition and  growth of middle‐market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly‐traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes  (“CSWCL”) • Internally Managed BDC with RIC tax treatment for tax purposes • December 2014 announced intent to spin‐off of industrial growth company  (“CSW Industrials”; Nasdaq: CSWI) tax free • January 2015 launched credit investment strategy • September 2015 completed tax free spin off of CSWI • 20 employees based in Dallas, Texas • Total Balance Sheet Assets of $451 MM as of June 30, 2018 • Manage I‐45 Senior Loan Fund (“I‐45 SLF”) in partnership with Main Street Capital  (Nasdaq: “MAIN”) Page 4

Q1 2019 Highlights Financial Highlights • Q1 2019 Pre‐Tax Net Investment Income (“NII”) of $5.0 MM or $0.31 per share • Announced Supplemental Dividend Program  $0.60 per share Supplemental Dividend paid during the quarter  Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to approval  by the Board of Directors • Total Annualized Earnings Return on Equity of 15.1% for the quarter • Investment Portfolio at Fair Value increased to $411 MM from $393 MM in prior quarter  $66.9 MM committed in three new originations and three add‐ons  $39.9MM proceeds received from three portfolio exits  • Received $2.2 MM dividend from I‐45 SLF, an effective yield of 13.1% at fair value • $145 MM available on Credit Facility and $12.5 MM in cash and cash equivalents as of  quarter end • Sold a total of 474,950 of our December 2022 Notes through our At‐The‐Market (“ATM”)  Program from inception in June 2018 through August 3, 2018  Gross proceeds of $12.0 MM at an effective yield of 5.88% Page 5

Track Record of Dividend and NAV Growth Continues • In the last twelve months ending 6/30/18, CSWC generated $1.11 per share in Pre‐Tax NII and paid out $1.07 per share in  regular dividends  LTM Regular Dividend coverage of 104% of Pre‐Tax NII  Ten consecutive quarters of regular dividend per share growth • Announced Supplemental Dividend Program in 6/30/18 quarter and paid a Supplemental Dividend of $0.60 per share,  generated primarily from realized gains • Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval • Adjusted NAV (excluding Supplemental Dividends) increased to $19.73 per share at 6/30/18 from $19.34 per share at  3/31/18 19.7% 6.6% 6.3% 5.6% 5.2% 10.6% 4.2% 3.0% 1.8% 1.2 % Dividend Yield –Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Note: Adjusted NAV per Share calculation adds back all Supplemental Dividends paid  Page 6

Two Pronged Investment Strategy CORE:  Lower Middle Market (“LMM”):  CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2x –4x Debt to EBITDA through CSWC debt • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non‐sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co‐investments alongside CSWC debt OPPORTUNISTIC:  Upper Middle Market (“UMM”):  Syndicated or Club, First and  Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3x –5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating Rate first and second Lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and  liquidity position Page 7

Strong Quarter of CSWC Originations

$66.9 MM in new committed investments during the quarter ($53.3 MM funded at close) at a weighted average debt YTM of 11.1%

Q1 2019 Portfolio Originations

Name	Industry	Type	Market	Total Debt Funded at Close (in $000s)	Total Equity Funded at Close (in $000s)	Unfunded Commitments at Close (in $000s)	Debt Spread over LIBOR	Debt Yield to Maturity
Gauge American Nuts [1]	Food, Agriculture & Beverage	1st Lien / RLOC / DDTL / Equity	LMM	$20,656	$3,000	$2,969	8.00%	11.3%
Environmental Pest Service	Consumer Services	1st Lien / DDTL	LMM	$16,250	$0	$7,000	7.25%	10.4%
Fast Sandwich	Restaurants	1st Lien / RLOC	LMM	$3,800	$0	$3,650	9.00%	12.1%
Delphi Add-On	Healthcare Services	1st Lien	UMM	$5,000	$0	$0	7.50%	10.5%
Elite SEM Add-On	Media, Marketing & Entertainment	1st Lien / Equity	LMM	$2,500	$111	$0	8.42%	12.8%
ITA Term Loan B Add-On	Transportation & Logistics	1st Lien	LMM	$2,000	$0	$0	8.50%	11.6%
Total				**$50,206**	**$3,111**	**$13,619**		**11.1%**

1. *Gauge American Nuts amounts include a $3.5 MM revolving loan, consisting of $2.5 MM funded at closing and $1 MM commitment available to company. Subsequent to quarter end, the revolving loan was refinanced by a traditional revolving lender. As of July 31, 2018, CSWC had $18.1 MM funded on the 1st Lien Term Loan and a delay draw commitment of $2 MM to fund an earn-out to sellers based on certain EBITDA growth targets.*

Note: Market refers to Upper Middle Market ("UMM") and Lower Middle Market ("LMM")

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CSWC Portfolio Prepayments and Exits Prepayments and exits continue to demonstrate our track record of generating  attractive risk adjusted returns on shareholders’ capital • During the quarter, we received $39.9 MM in proceeds from two Lower Middle Market  exits and one Upper Middle Market prepayment,  generating a weighted average IRR of  23.6% • Cumulative IRR of 17.2% on 22 portfolio exits generating $162 MM in proceeds since  launch of credit strategy in January 2015    Q1 2019 Portfolio Exits Proceeds  Realized Gain Name Industry Type Market (in $000s)  (in $000s) IRR TitanLiner Energy (Upstream) Equity LMM $24,779  $18,620 28.9% Wastewater Specialties Industrial Services 1st Lien LMM $10,139  $138 16.6% Pre‐Paid Legal Services Consumer Services 2nd Lien UMM $5,000  $31 11.6% Total / Wtd. Avg. $39,918 $18,789 23.6% Note:  Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 9

CSWC Portfolio Asset Mix by Market Maintaining appropriate portfolio leverage while receiving attractive risk adjusted returns Investment Portfolio ‐ Statistics at 6/30/18 Lower Middle  Upper Middle  (In Thousands) Market (1) Market Number of Portfolio Companies 19 10 Total Cost $227,901 $73,033 Total Fair Value $271,373 $73,382 Average Hold Size (at Cost) $11,995 $7,303 % First Lien Investments (at Cost) 78.2% 75.2% % Second Lien Investments (at Cost) 0.0% 24.8% % Subordinated Debt Investments (at Cost) 8.3% 0.0% % Equity (at Cost) 13.5% 0.0% Wtd. Avg. Yield (2)(3) 12.0% 10.5% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $8.6 $81.2 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.4x 4.0x Note: All metrics above exclude the I‐45 Senior Loan Fund 1. At June 30, 2018, we had equity ownership in approximately 73.7% of our LMM investments 2. The weighted‐average annual effective yields were computed using the effective interest rates for all debt investments at cost as of June 30, 2018, including  accretion of original issue discount but excluding fees payable upon repayment of the debt instruments and any debt investments on non‐accrual status. As of June  30, 2018, there were no investments on non‐accrual status. Weighted‐average annual effective yield is higher than what an investor in shares in our common stock  will realize on its investment because it does not reflect our expenses or any sales load paid by an investor. 3. Weighted average metrics are calculated using investment cost basis weighting  4. Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to  CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management  uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Page 10

Robust Lower Middle Market First Lien Credit Portfolio CSWC Credit Portfolio continues to migrate to LMM and First Lien Investments • LMM Investments have increased to 73% of the credit portfolio at 6/30/18 from  18% at 6/30/16 • First Lien Investments have increased to 86% of the credit portfolio at 6/30/18  from 42% at 6/30/16 Robust LMM Credit Portfolio Growth Credit Portfolio Heavily Weighted to First Lien Page 11

CSWC Portfolio Mix as of 6/30/18 at Fair Value Current Investment Portfolio of $411 MM continues to be granular and diverse Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Page 12

Interest Rate Sensitivity Debt Portfolio Exposure at 6/30/18 Well‐Positioned for Rising Interest Rate Environment Fixed vs. Floating Portfolio Composition (1) Illustrative            Illustrative                Change in Base Interest Rates NII Change ($'s) NII Change (Per Share) (50bps) ($1,250,241) ($0.08) 50 bps $1,271,182 $0.08 100bps $2,542,364 $0.16 150bps $3,813,547 $0.24 200bps $5,084,729 $0.31 (1) Portfolio Composition includes I‐45 assets pro rata as a % of CSWC’s equity investment in the fund  Note:  Illustrative change in NII is based on a projection of CSWC’s existing debt investments as of 6/30/18, adjusted only for changes in Base Interest  Rate. Base Interest Rate used in this analysis is 3‐Month LIBOR of 2.34% at 6/30/18.  The results of this analysis include the I‐45 Senior Loan Fund, which  is comprised of 100% floating rate assets and liabilities.   Page 13

I‐45 Portfolio Overview I‐45 loan portfolio of $228 MM is 93% first lien with average hold size of 2.2% Current I‐45 Portfolio (By Type) Current I‐45 Portfolio (By Industry) Telecommunications Healthcare &  Pharmaceuticals Retail Capital Equipment Services: Consumer I‐45 Portfolio Statistics (In Thousands) 9/30/2017 12/31/2017 3/31/2018 6/30/2018   Total Debt Investments at Fair Value $223,807 $217,964 $220,807 $228,468   Number of Issuers 46444345   Wtd. Avg. Issuer EBITDA  $79,009 $73,392 $73,995 $72,607   Avg. Investment Size as a % of Portfolio 2.2% 2.3% 2.3% 2.2%   Wtd. Avg. Net Leverage on Investments (1) 3.5x 3.3x 3.6x 3.7x   Wtd. Avg. Yield 7.7% 7.4% 7.5% 7.7%   Wtd. Avg. Duration (Yrs) 4.8 4.7 4.6 4.5 (1) Through I‐45 Security Page 14

Income Statement Quarter Ended  Quarter Ended  Quarter Ended  Quarter Ended     (In Thousands, except per share amounts) 9/30/17 12/31/17 3/31/18 6/30/18    Investment Income    Interest Income $5,282 $5,566 $6,575 $7,643    Dividend Income $3,088 $3,149 $3,069 $3,075    Fees and Other Income $139 $304 $230 $389    Total Investment Income $8,509 $9,019 $9,874 $11,107    Expenses    Cash Compensation $1,606 $1,885 $1,884 $1,910    Share Based Compensation $384 $479 $477 $475    General & Administrative $1,364 $907 $1,086 $1,353    Spin‐off Related Expenses $173 $172 $0 $0    Total Expenses (excluding Interest) $3,527 $3,443 $3,447 $3,738    Interest Expense $911 $1,275 $1,951 $2,373    Pre‐Tax Net Investment Income $4,071 $4,301 $4,476 $4,996      Taxes and Gain / (Loss)    Income Tax Benefit (Expense) ($134) $362 ($279) ($379)    Net realized gain (loss) on investments  $210 $617 $131 $18,819    Net increase (decrease) in unrealized appreciation of investments $4,496 $4,963 $10,649 ($11,783)    Net increase (decrease) in net assets resulting from operations $8,643 $10,243 $14,977 $11,653    Weighted Average Diluted Shares Outstanding 16,078 16,176 16,139 16,201    Pre‐Tax Net Investment Income Per Dil. Weighted Average Share $0.25 $0.27 $0.28 $0.31 Page 15

Balance Sheet Quarter Ended  Quarter Ended  Quarter Ended  Quarter Ended     (In Thousands, except per share amounts) 9/30/2017 12/31/2017 3/31/2018 6/30/18    Assets    Portfolio Investments $321,860 $367,120 $393,095 $411,330    Cash & Cash Equivalents $33,329 $20,527 $7,907 $12,532    Deferred Tax Asset $1,846 $2,080 $2,050 $2,116    Other Assets $11,635 $13,123 $14,438 $24,948    Total Assets $368,670 $402,850 $417,490 $450,926    Liabilities December 2022 Notes $0 $55,236 $55,305 $56,646    Credit Facility $56,000 $35,000 $40,000 $65,000    Other Liabilities $20,156 $14,084 $13,897 $21,899    Total Liabilities $76,156 $104,320 $109,202 $143,545    Shareholders Equity    Net Asset Value $292,514 $298,530 $308,288 $307,381    NAV per Share $18.26 $18.44 $19.08 $18.87    Debt to Equity 0.19x 0.30x 0.31x 0.40x Page 16

Portfolio Statistics

Continuing to build a well performing credit portfolio with no non-accruals

(In Thousands)	Quarter Ended 9/30/2017	Quarter Ended 12/31/2017	Quarter Ended 3/31/2018	Quarter Ended 6/30/18
Portfolio Statistics				
Fair Value of Debt Investments	$187,316	$226,441	$239,122	$272,133
Average Debt Investment Hold Size	$7,805	$8,709	$9,197	$9,719
Fair Value of Debt Investments as a % of Par	99%	99%	99%	99%
% of Debt Portfolio on Non-Accrual (at Fair Value)	0.0%	0.0%	0.0%	0.0%
Weighted Average Investment Rating [1]	2.0	2.0	2.0	2.0
Weighted Average Yield on Debt Investments	10.71%	10.95%	11.46%	11.73%
Total Fair Value of Portfolio Investments	$321,860	$367,120	$393,095	$411,330
Weighted Average Yield on all Portfolio Investments [2]	10.65%	10.55%	10.48%	10.60%
Investment Mix (Debt vs. Equity) [3] [4]	74% / 26%	75% / 25%	73% / 27%	79% / 21%
Investment Mix (Yielding vs. Non-Yielding) [4]	94% / 6%	94% / 6%	92% / 8%	94% / 6%

(1) CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2

(2) Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund

(3) Excludes CSWC equity investment in I-45 Senior Loan Fund

(4) At Fair Value

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Significant Unused Debt Capacity with Long‐Term Duration Earliest Debt Maturity occurs in November 2021 Facility  Total Commitments Interest Rate Maturity Principal Drawn Credit Facility(1) $210.0 MM L + 3.00% with Step‐Down  November 2021 $65.0 MM December 2022 Notes $58.9 MM 5.95% December 2022 $58.9 MM (NASDAQ: "CSWCL") (2) (1) The facility has an accordion feature which allows for an increase in total commitments up to $250.0 MM. Principal Drawn is based upon outstanding  balances as of June 30, 2018. (2) Redeemable at CSWC’s option beginning December 2019. Principal drawn is based upon outstanding balances as of June 30, 2018. Subsequent to  quarter end, CSWC sold an additional 419,508 notes, bringing total gross proceeds from the ATM Program to $12.0 MM as of August 3, 2018. Page 18

Investment Income Detail Constructing a portfolio of investments with recurring cash yield • Non‐Cash and Non‐Recurring investment income remain a minor portion of  Total Investment Income Quarter Ended  Quarter Ended  Quarter Ended  Quarter Ended     (In Thousands) 9/30/17 12/31/17 3/31/18 6/30/18    Investment Income Breakdown    Cash Interest $5,082 $5,357 $6,300 $7,324    Cash Dividends $3,018 $3,076 $2,990 $3,008 PIK Income $70 $72 $91 $79    Amortization of purchase discounts and fees $200 $209 $264 $312    Management/Admin Fees $139 $146 $184 $181    Prepayment Fees & Other Income  $0 $159 $45 $203    Total Investment Income $8,509 $9,019 $9,874 $11,107    Key Metrics    Cash Income as a % of Investment Income 97% 97% 96% 96%    % of Total Investment Income that is Recurring (1) 97% 95% 98% 97% (1) Non‐Recurring income principally made up of loan prepayment fees Page 19

Key Financial Metrics Strong Earnings ROE as Portfolio continues to appreciate Quarter Ended  Quarter Ended  Quarter Ended  Quarter Ended    9/30/2017 12/31/2017 3/31/2018 6/30/18    Key Financial Metrics Pre‐Tax Net Investment Income Per Wtd Avg Diluted Share  $0.25 $0.27 $0.28 $0.31 Annualized Pre‐Tax Net Investment Income Return on Equity (ROE) 5.64% 5.82% 6.02% 6.46% Realized Earnings Per Wtd Avg Diluted Share $0.26 $0.33 $0.27 1.45 Annualized Realized Earnings ROE 5.75% 7.15% 5.82% 30.32%    Earnings Per Wtd Avg Diluted Share $0.54 $0.63 $0.93 $0.72 Annualized Earnings Return on Equity (ROE) 11.97% 13.87% 20.13% 15.08% Regular Dividends per Share $0.24 $0.26 $0.28 $0.29 Supplemental Dividends per Share $0.00 $0.00 $0.00 $0.60 Total Dividends per Share $0.24 $0.26 $0.28 $0.89 Dividend Yield (1) 5.6% 6.3% 6.6% 19.7% (1) Dividend Yield is calculated as Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Page 20

Corporate Information

Board of Directors
Inside Directors
Bowen S. Diehl
Independent Directors
David R. Brooks
Christine S. Battist
T. Duane Morgan
Jack D. Furst
William R. Thomas
John H. Wilson

Senior Management
Bowen S. Diehl
President & Chief Executive Officer
Michael S. Sarner
Chief Financial Officer, Secretary & Treasurer

Fiscal Year End
March 31

Independent Auditor
RSM US
Chicago, IL

Investor Relations
Michael S. Sarner
Capital Southwest
214-884-3829
msarner@capitalsouthwest.com

Corporate Counsel
Eversheds Sutherland (US) LLP

Corporate Offices & Website
5400 LBJ Freeway
13th Floor
Dallas, TX 75240
http://www.capitalsouthwest.com

Securities Listing
Nasdaq: "CSWC" (Common Stock)
Nasdaq: "CSWCL" (Notes)

Transfer Agent
American Stock Transfer & Trust Company, LLC
800-937-5449
www.amstock.com

Industry Analyst Coverage

Firm	Analyst	Contact Information
National Securities Corporation	Christopher R. Testa	Direct: 212-417-7447
Ladenburg Thalmann	Mickey M. Schleien, CFA	Direct: 305-572-4131
Janney Montgomery Scott, LLC	Mitchel Penn, CFA	Direct: 410-583-5976
JMP Securities	Christopher York	Direct: 415-835-8965

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